Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue
Royalties	$ 87,960	$ 104,813
Brokerage		996
Total Revenue	87,960	105,809
Operating expenses
Cost of revenue	55,503	72,467
Research and development	8,887	7,792
Marketing, general and administration	12,858	20,294
Realized foreign exchange (gain) loss	22	(1,958)
Unrealized foreign exchange (gain) loss	(5,213)	2,997
Transaction costs		3,044
Restructuring charges (Note 14)	418
Total operating expenses	72,475	104,636
Earnings from operations	15,485	1,173
Investment income	1,277	5,654
Interest expense	(1,247)	(4,218)
Debenture financing, net (Note 9)	(31,138)	20,747
Earnings (loss) before income taxes	(15,623)	23,356
Provision for (recovery of) income tax expense (Note 3)
Current	3,480	3,275
Deferred	(4,583)	(11,716)
Total Income tax Expense	(1,103)	(8,441)
Net earnings (loss)	(14,520)	31,797
Other comprehensive income
Cumulative translation adjustment		(9,830)
Comprehensive income (loss)	$ (14,520)	$ 21,967
Earnings (loss) per share (Note 11(g))
Basic	$ (0.12)	$ 0.26
Diluted	$ (0.12)	$ 0.25
Weighted average number of common shares
Basic	121,451,967	122,741,326
Diluted	121,451,967	124,999,644